Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Employee $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares reserved		10,070,299
Number of unvested shares repurchased from terminated employees		2,020	1,770
Stock options granted exercise price per share | $ / shares	$ 19.62	$ 6.24	$ 5.04
Stock options conversion ratio			100.00%
Number of employees participated | Employee			81
Exchange of employee stock option for new option in shares			237,385
Total intrinsic value of options exercised | $	$ 1.1	$ 3.8	$ 1.9
Estimated weighted-average grant-date fair value of options granted | $ / shares	$ 19.62	$ 3.12	$ 4.08
Total fair value of options vested | $		$ 1.3	$ 1.8
Unrecognized stock-based compensation cost | $	$ 7.0	$ 2.9
Unrecognized stock-based compensation cost, period for recognition	2 years 9 months 18 days	2 years 9 months 18 days
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares reserved	3,536,156	2,606,879